Label	Element	Value
Baird SmallCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baird SmallCap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird SmallCap Value Fund (the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.90%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks in a diversified portfolio of companies with small market capitalizations.  The Advisor defines small-cap companies as those companies with market capitalizations within the range of companies in the Russell 2000® Value Index at the time of investment.  Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and American Depositary Receipts (“ADRs”)) of foreign companies that are traded on U.S. exchanges.  The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts.  The Advisor seeks to purchase small-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.  The Fund may have significant investments in the financial services sector.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company’s fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks

Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Value-Style Investing Risks

Because the Fund focuses on value-style stocks, its performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Value style investing may go out of favor with investors, negatively impacting the Fund’s growth and performance. Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Management Risks

The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks

Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks

Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Small Market Capitalization Risks

Stocks of companies with small market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Financial Sector Risks

The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Foreign Securities Risks

Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Recent Events Risks

At this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House have majority memberships from the same political party.  There is uncertainty regarding how the financial markets will react to any potential changes and, as a result, market problems may have adverse effects on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	1st quarter 2013	12.84%
Worst quarter:	3rd quarter 2015	-6.78%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.78%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2016
Baird SmallCap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird SmallCap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,961
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird SmallCap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,686
Annual Return 2013	rr_AnnualReturn2013	39.85%
Annual Return 2014	rr_AnnualReturn2014	0.42%
Annual Return 2015	rr_AnnualReturn2015	(5.11%)
Annual Return 2016	rr_AnnualReturn2016	15.11%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird SmallCap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Baird SmallCap Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.22%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.
[2]	Robert W. Baird & Co. Incorporated (the "Advisor") has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund's total annual fund operating expenses to 1.25% of average daily net assets for the Investor Class shares and 1.00% of average daily net assets for the Institutional Class shares. This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund's investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitations described above and in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2018 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.